COMMITMENT AND CONTINGENCY	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCY

NOTE 17 – COMMITMENT AND CONTINGENCY

Contingencies

The Group is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Group’s consolidated financial statements.

NOTE 16 – COMMITMENT AND CONTINGENCY

Contingencies

The Group is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Group’s consolidated financial statements.